CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, par value per share	$ .01	$ .01
Preferred stock, shares authorized	20,000,000	20,000,000
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	324,000,000	324,000,000
Common shares, shares issued	62,125,114	46,168,864
Common shares, shares outstanding	62,125,114	46,168,864
Series A Preferred Stock [Member]
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	100,000
Preferred stock, shares outstanding	0	100,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series C Preferred Stock [Member]
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series D Preferred Stock [Member]
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series E Preferred Stock [Member]
Preferred stock, shares authorized	2,500,000	2,500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series F Preferred Stock [Member]
Preferred stock, shares authorized	4,344,017	0
Preferred stock, shares issued	4,344,017	0
Preferred stock, shares outstanding	4,344,017	0